LEASES - Summary of finance leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Total gross investment in finance lease receivable	$ 44,042,308	$ 46,515,423
Less: Future financial income	(16,750,704)	(19,238,366)
Present value of payments receivable	27,291,604	27,277,057
Minimum non-collectable payments impairment	(1,088,272)	(1,024,575)
Total	$ 26,203,332	$ 26,252,482
Minimum
LEASES
Term of finance lease	1 year	1 year
Maximum
LEASES
Term of finance lease	30 years	30 years
Less than 1 year
LEASES
Total gross investment in finance lease receivable	$ 1,443,191	$ 1,481,313
Present value of payments receivable	1,253,099	1,257,859
Between 1 and 5 years
LEASES
Total gross investment in finance lease receivable	10,610,800	10,967,173
Present value of payments receivable	8,446,425	8,338,151
Greater than 5 years
LEASES
Total gross investment in finance lease receivable	31,988,317	34,066,937
Present value of payments receivable	$ 17,592,080	$ 17,681,047